Schedule I - Condensed Financial Information of Parent Company (Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 25	$ 109	$ 21	$ 46
Prepayments of income taxes	59	74
Total Current Assets	1,267	1,529
INVESTMENTS AND OTHER ASSETS
Goodwill	1,407	1,407	1,407
Other	163	163
Total Investments and Other Assets	5,322	5,241	4,980
TOTAL ASSETS	15,794	15,001
CURRENT LIABILITIES
Short-term debt	965	732
Net liabilities associated with investment in consolidated companies held for disposition	40	151
Total Current Liabilities	2,543	1,936
DEFERRED CREDITS
Liabilities and accrued interest related to uncertain tax positions	15	32
Long-Term Debt	3,648	3,794
Commitments and Contingencies (Note 4)
Equity
Common stock, $.01 par value-authorized 400,000,000 shares, 230,015,427 and 227,500,190 shares outstanding, respectively	2	2
Premium on stock and other capital contributions	3,383	3,325
Accumulated other comprehensive loss	(48)	(63)
Retained earnings	1,077	1,040	1,027	1,236
TOTAL LIABILITIES AND EQUITY	15,794	15,001
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	262	257	131	585
Prepayments of income taxes	12	51
Accounts receivable and other	7	7
Total Current Assets	281	315
INVESTMENTS AND OTHER ASSETS
Goodwill	1,398	1,398
Notes receivable from subsidiary companies		154
Investment in consolidated companies	3,869	3,665
Other	55	24
Total Investments and Other Assets	5,322	5,241
TOTAL ASSETS	5,603	5,556
CURRENT LIABILITIES
Short-term debt	464	465
Interest and taxes accrued	11	11
Accounts payable due to associated companies	2	25
Net liabilities associated with investment in consolidated companies held for disposition	4	43
Total Current Liabilities	481	544
DEFERRED CREDITS
Liabilities and accrued interest related to uncertain tax positions	3	3
Long-Term Debt	705	705
Commitments and Contingencies (Note 4)
Equity
Common stock, $.01 par value-authorized 400,000,000 shares, 230,015,427 and 227,500,190 shares outstanding, respectively	2	2
Premium on stock and other capital contributions	3,383	3,325
Accumulated other comprehensive loss	(48)	(63)
Retained earnings	1,077	1,040
Total equity	4,414	4,304
TOTAL LIABILITIES AND EQUITY	$ 5,603	$ 5,556